UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21875
Global Dividend Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
October 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Global Dividend Income Portfolio

October 31, 2011

Portfolio of Investments

Common Stocks — 95.6%

Security	Shares	Value

Aerospace & Defense — 1.5%

United Technologies Corp.	77,000	$6,004,460

		$6,004,460

Beverages — 1.0%

Anheuser-Busch InBev NV	70,000	$3,881,929

		$3,881,929

Building Products — 1.0%

Compagnie de Saint-Gobain	92,000	$4,252,009

		$4,252,009

Chemicals — 5.3%

Air Products and Chemicals, Inc.	106,000	$9,130,840
BASF SE	117,000	8,540,507
LyondellBasell Industries NV, Class A	125,000	4,107,500

		$21,778,847

Commercial Banks — 6.2%

Australia and New Zealand Banking Group, Ltd.	105,000	$2,372,623
HSBC Holdings PLC ADR	62,000	2,706,920
PNC Financial Services Group, Inc.	161,000	8,647,310
U.S. Bancorp	302,907	7,751,390
Wells Fargo & Co.	145,000	3,756,950

		$25,235,193

Communications Equipment — 2.4%

HTC Corp.	224,250	$5,039,694
Telefonaktiebolaget LM Ericsson, Class B	448,000	4,669,738

		$9,709,432

Construction & Engineering — 1.0%

Vinci SA	87,000	$4,266,334

		$4,266,334

Diversified Financial Services — 0.4%

JPMorgan Chase & Co.	50,000	$1,738,000

		$1,738,000

Diversified Telecommunication Services — 2.2%

Tele2 AB, Class B	195,000	$4,106,367
Telstra Corp., Ltd.	600,000	1,948,160
Verizon Communications, Inc.	81,109	2,999,411

		$9,053,938

Electric Utilities — 3.7%

American Electric Power Co., Inc.	170,000	$6,677,600
SSE PLC	400,000	8,642,466

		$15,320,066

Energy Equipment & Services — 2.2%

Schlumberger, Ltd.	60,559	$4,449,270
Seadrill, Ltd.	135,000	4,433,273

		$8,882,543

Food & Staples Retailing — 1.1%

Wal-Mart Stores, Inc.	78,800	$4,469,536

		$4,469,536

Food Products — 2.6%

Nestle SA	187,587	$10,849,593

		$10,849,593

Gas Utilities — 0.9%

Snam Rete Gas SpA	750,000	$3,666,125

		$3,666,125

Health Care Equipment & Supplies — 1.0%

Covidien PLC	90,000	$4,233,600

		$4,233,600

Health Care Providers & Services — 2.0%

Fresenius Medical Care AG & Co. KGaA	110,000	$8,013,024

		$8,013,024

Hotels, Restaurants & Leisure — 4.1%

Carnival Corp.	117,000	$4,119,570
McDonald’s Corp.	136,400	12,664,740

		$16,784,310

See Notes to Financial Statements.

Global Dividend Income Portfolio

October 31, 2011

Portfolio of Investments — continued

Security	Shares	Value

Household Products — 1.5%

Henkel AG & Co. KGaA, PFC Shares	100,000	$5,944,503

		$5,944,503

Industrial Conglomerates — 0.3%

Orkla ASA	161,571	$1,400,706

		$1,400,706

Insurance — 4.9%

Aflac, Inc.	60,000	$2,705,400
AXA SA	340,000	5,468,539
MetLife, Inc.	125,000	4,395,000
Prudential Financial, Inc.	140,000	7,588,000

		$20,156,939

IT Services — 5.4%

Accenture PLC, Class A	144,000	$8,677,440
International Business Machines Corp.	71,781	13,252,926

		$21,930,366

Machinery — 1.0%

Deere & Co.	55,000	$4,174,500

		$4,174,500

Media — 0.9%

McGraw-Hill Cos., Inc. (The)	85,000	$3,612,500

		$3,612,500

Metals & Mining — 3.0%

BHP Billiton, Ltd. ADR	109,000	$8,510,720
Freeport-McMoRan Copper & Gold, Inc.	95,000	3,824,700

		$12,335,420

Multi-Utilities — 2.3%

CMS Energy Corp.	275,000	$5,725,500
National Grid PLC	375,000	3,728,265

		$9,453,765

Oil, Gas & Consumable Fuels — 9.5%

ConocoPhillips	120,000	$8,358,000
ENI SpA	210,000	4,641,819
Exxon Mobil Corp.	53,529	4,180,080
Occidental Petroleum Corp.	43,160	4,011,291
Royal Dutch Shell PLC, Class A	241,000	8,537,354
Total SA	180,000	9,391,899

		$39,120,443

Pharmaceuticals — 6.2%

Abbott Laboratories	78,000	$4,201,860
Johnson & Johnson	116,785	7,519,786
Novartis AG	55,000	3,098,440
Sanofi SA	90,000	6,438,510
Teva Pharmaceutical Industries, Ltd. ADR	100,000	4,085,000

		$25,343,596

Road & Rail — 3.9%

Canadian National Railway Co.	111,000	$8,704,620
Union Pacific Corp.	75,000	7,467,750

		$16,172,370

Software — 3.4%

Microsoft Corp.	220,000	$5,858,600
Oracle Corp.	250,000	8,192,500

		$14,051,100

Specialty Retail — 3.9%

Home Depot, Inc.	112,000	$4,009,600
Industria de Diseno Textil SA	22,000	1,997,148
Kingfisher PLC	500,000	2,071,547
TJX Companies, Inc. (The)	135,000	7,955,550

		$16,033,845

Textiles, Apparel & Luxury Goods — 0.5%

Adidas AG	30,000	$2,112,802

		$2,112,802

Tobacco — 6.1%

British American Tobacco PLC	263,000	$12,058,632
Philip Morris International, Inc.	182,845	12,775,380

		$24,834,012

Water Utilities — 1.5%

United Utilities Group PLC	650,000	$6,336,350

		$6,336,350

See Notes to Financial Statements.

Global Dividend Income Portfolio

October 31, 2011

Portfolio of Investments — continued

Security	Shares	Value

Wireless Telecommunication Services — 2.7%

Vodafone Group PLC	4,000,000	$11,106,741

		$11,106,741

Total Common Stocks
(identified cost $344,742,157)		$392,258,897

Preferred Stocks — 1.1%

Security	Shares	Value

Commercial Banks — 0.6%

Bank of America Corp., 8.125%(1)	350	$339,215
Barclays Bank PLC, 7.434%(1)(2)	100	96,808
BNP Paribas, 5.186%(1)(2)	100	79,757
Credit Agricole SA/London, 6.637%(1)(2)	115	82,034
Farm Credit Bank of Texas, Series I, 10.00%	225	255,094
JPMorgan Chase & Co., 7.90%(1)	350	378,211
KeyCorp, Series A, 7.75%	3,000	315,000
Lloyds Banking Group PLC, 6.657%(1)(2)(3)	195	124,800
Morgan Stanley Capital Trust III, 6.25%	6,000	131,340
Royal Bank of Scotland Group PLC, Series F, 7.65%	5,000	97,050
Wells Fargo & Co., Series L, 7.50%	305	322,126

		$2,221,435

Consumer Finance — 0.1%

Ally Financial, Inc., Series A, 8.50%(1)	15,000	$291,922

		$291,922

Diversified Financial Services — 0.0%(4)

Citigroup Capital XI, 6.00%,	4,110	$92,722

		$92,722

Insurance — 0.1%

Aegon NV, 6.375%	5,000	$106,750
AXA SA, 6.379%(1)(2)	68	50,450
AXA SA, 6.463%(1)(2)	42	32,827
Endurance Specialty Holdings, Ltd., Series A, 7.75%	5,000	127,300
ING Capital Funding Trust III, 3.969%(1)	110	93,965

		$411,292

Real Estate Investment Trusts (REITs) — 0.3%

CapLease, Inc., Series A, 8.125%	13,000	$316,290
DDR Corp., Series I, 7.50%	15,000	358,500
Regency Centers Corp., Series C, 7.45%	15,000	377,700
Vornado Realty Trust, Series J, 6.875%	7,500	194,700

		$1,247,190

Total Preferred Stocks
(identified cost $4,264,224)		$4,264,561

Corporate Bonds & Notes — 0.6%

	Principal
	Amount
Security	(000’s omitted)	Value

Commercial Banks — 0.2%

American Express Co., 6.80% to 9/1/16, 9/1/66(1)(5)	$350	$347,813
Citigroup Capital XXI, 8.30% to 12/21/37, 12/21/57, 12/21/77(5)(6)	240	243,000
Fifth Third Capital Trust IV, 6.50% to 4/15/17, 4/15/37, 4/15/67(5)(6)	400	393,000

		$983,813

Diversified Financial Services — 0.1%

General Electric Capital Corp., 6.375% to 11/15/17, 11/15/67(5)	$330	$328,416

		$328,416

Electric Utilities — 0.2%

PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(5)	$650	$627,947

		$627,947

Insurance — 0.1%

MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(5)(6)	$250	$330,830
XL Capital, Ltd., 6.50% to 4/15/17, 12/29/49(5)	170	144,500

		$475,330

Pipelines — 0.0%(4)

Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(5)	$110	$106,787

		$106,787

Total Corporate Bonds & Notes
(identified cost $2,383,133)		$2,522,293

See Notes to Financial Statements.

Global Dividend Income Portfolio

October 31, 2011

Portfolio of Investments — continued

Short-Term Investments — 0.7%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(7)	$2,998	$2,998,317

Total Short-Term Investments
(identified cost $2,998,317)		$2,998,317

Total Investments — 98.0%
(identified cost $354,387,831)		$402,044,068

Other Assets, Less Liabilities — 2.0%		$8,302,833

Net Assets — 100.0%		$410,346,901

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt
PFC Shares	- Preference Shares

(1)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2011.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2011, the aggregate value of these securities is $466,676 or 0.1% of the Portfolio’s net assets.

(3)	Non-income producing security.

(4)	Amount is less than 0.05%.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2011.

Country Concentration

	Percentage
Country	of Total Investments	Value

United States	54.4%	$218,685,564
United Kingdom	13.1	52,578,405
France	7.4	29,817,291
Germany	6.1	24,610,836
Switzerland	3.5	13,948,033
Ireland	3.2	12,911,040
Sweden	2.2	8,776,105
Italy	2.1	8,307,944
Taiwan	1.3	5,039,694
Bermuda	1.1	4,433,273
Australia	1.1	4,320,783
Netherlands	1.0	4,107,500
Israel	1.0	4,085,000
Belgium	1.0	3,881,929
Spain	0.5	1,997,148
Norway	0.3	1,400,706
Cayman Islands	0.0	144,500

Long-Term Investments	99.3%	$399,045,751

Short-Term Investments	0.7	2,998,317

Total Investments	100.0%	$402,044,068

See Notes to Financial Statements.

Global Dividend Income Portfolio

October 31, 2011

Statement of Assets and Liabilities

Assets	October 31, 2011

Unaffiliated investments, at value (identified cost, $351,389,514)	$399,045,751
Affiliated investment, at value (identified cost, $2,998,317)	2,998,317
Foreign currency, at value (identified cost, $581,322)	562,531
Dividends and interest receivable	693,157
Interest receivable from affiliated investment	471
Receivable for investments sold	13,132,586
Tax reclaims receivable	2,323,526

Total assets	$418,756,339

Liabilities

Payable for investments purchased	$8,112,734
Payable to affiliates:
Investment adviser fee	218,896
Trustees’ fees	1,247
Accrued expenses	76,561

Total liabilities	$8,409,438

Net Assets applicable to investors’ interest in Portfolio	$410,346,901

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$362,542,976
Net unrealized appreciation	47,803,925

Total	$410,346,901

See Notes to Financial Statements.

Global Dividend Income Portfolio

October 31, 2011

Statement of Operations

Year Ended
Investment Income	October 31, 2011

Dividends (net of foreign taxes, $3,595,424)	$32,134,086
Interest	180,123
Interest allocated from affiliated investment	8,616
Expenses allocated from affiliated investment	(635)

Total investment income	$32,322,190

Expenses

Investment adviser fee	$2,844,188
Trustees’ fees and expenses	15,054
Custodian fee	195,512
Legal and accounting services	40,061
Stock dividend tax	983
Miscellaneous	18,516

Total expenses	$3,114,314

Deduct —
Reduction of custodian fee	$28

Total expense reductions	$28

Net expenses	$3,114,286

Net investment income	$29,207,904

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$926,199
Investment transactions allocated from affiliated investment	310
Foreign currency transactions	(217,290)

Net realized gain	$709,219

Change in unrealized appreciation (depreciation) —
Investments	$(21,329,998)
Foreign currency	(104,057)

Net change in unrealized appreciation (depreciation)	$(21,434,055)

Net realized and unrealized loss	$(20,724,836)

Net increase in net assets from operations	$8,483,068

See Notes to Financial Statements.

Global Dividend Income Portfolio

October 31, 2011

Statements of Changes in Net Assets

	Year Ended October 31,

Increase (Decrease) in Net Assets	2011	2010

From operations —
Net investment income	$29,207,904	$31,411,971
Net realized gain (loss) from investments, foreign currency and forward foreign currency exchange contract transactions	709,219	(28,469,319)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(21,434,055)	35,346,787

Net increase in net assets from operations	$8,483,068	$38,289,439

Capital transactions —
Contributions	$37,358,152	$34,036,332
Withdrawals	(70,247,902)	(45,771,871)

Net decrease in net assets from capital transactions	$(32,889,750)	$(11,735,539)

Net increase (decrease) in net assets	$(24,406,682)	$26,553,900

Net Assets

At beginning of year	$434,753,583	$408,199,683

At end of year	$410,346,901	$434,753,583

See Notes to Financial Statements.

Global Dividend Income Portfolio

October 31, 2011

Supplementary Data

	Year Ended October 31,

Ratios/Supplemental Data	2011		2010		2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.71%		0.74%		0.73%	0.75%	0.76%
Net investment income	6.68	%(2)	7.38	%(3)	8.04%	9.27%	6.77%
Portfolio Turnover	124%		156%		177%	256%	87%

Total Return	1.92%		9.75%		1.11%	(33.97)%	18.88%

Net assets, end of year (000’s omitted)	$410,347		$434,754		$408,200	$289,803	$316,239

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Includes special dividends equal to 1.23% of average daily net assets.
(3)	Includes special dividends equal to 0.84% of average daily net assets.

See Notes to Financial Statements.

Global Dividend Income Portfolio

October 31, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Global Dividend Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve total return by investing primarily in a diversified portfolio of equity securities that pay dividends. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2011, Eaton Vance Global Dividend Income Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share

Global Dividend Income Portfolio

October 31, 2011

Notes to Financial Statements — continued

of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

I Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2011, the Portfolio’s investment adviser fee amounted to $2,844,188 or 0.65% of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $533,706,867 and $535,574,658, respectively, for the year ended October 31, 2011.

Global Dividend Income Portfolio

October 31, 2011

Notes to Financial Statements — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$356,172,359

Gross unrealized appreciation	$57,631,630
Gross unrealized depreciation	(11,759,921)

Net unrealized appreciation	$45,871,709

The net unrealized appreciation on foreign currency transactions at October 31, 2011 on a federal income tax basis was $147,688.

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million ($450 million prior to September 12, 2011) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% (0.10% prior to September 12, 2011) on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2011.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Global Dividend Income Portfolio

October 31, 2011

Notes to Financial Statements — continued

At October 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$32,361,960	$6,181,497		$—	$38,543,457
Consumer Staples	17,244,916	32,734,658		—	49,979,574
Energy	20,998,641	27,004,345		—	48,002,986
Financials	39,288,970	7,841,162		—	47,130,132
Health Care	20,040,246	17,549,974		—	37,590,220
Industrials	26,351,330	9,919,049		—	36,270,379
Information Technology	35,981,466	9,709,432		—	45,690,898
Materials	25,573,760	8,540,507		—	34,114,267
Telecommunication Services	2,999,411	17,161,268		—	20,160,679
Utilities	12,403,100	22,373,205		—	34,776,305

Total Common Stocks	$233,243,800	$159,015,097	*	$—	$392,258,897

Preferred Stocks
Financials	$2,439,478	$1,825,083		$—	$4,264,561

Total Preferred Stocks	$2,439,478	$1,825,083		$—	$4,264,561

Corporate Bonds & Notes	$—	$2,522,293		$—	$2,522,293
Short-Term Investments	—	2,998,317		—	2,998,317

Total	$235,683,278	$166,360,790		$—	$402,044,068

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At October 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

Global Dividend Income Portfolio

October 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Dividend Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Global Dividend Income Portfolio (the “Portfolio”), including the portfolio of investments as of October 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Global Dividend Income Portfolio as of October 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 20, 2011

Eaton Vance
Global Dividend Income Fund

October 31, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Dividend Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 179 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
with the
	Trust and		Principal Occupation(s) and Directorships
Name and Year of Birth	the Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 179 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Of the Trust since 2005 and of the Portfolio since 2006	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Of the Trust since 2003 and of the Portfolio since 2006	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Global Dividend Income Fund

October 31, 2011

Management and Organization — continued

Position(s)
with the
	Trust and		Principal Occupation(s) and Directorships
Name and Year of Birth	the Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Of the Trust since 2003 and of the Portfolio since 2006	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2006	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007; Trustee of the Trust since 2005 and of the Portfolio since 2006	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
with the
	Trust and	Length of	Principal Occupation(s)
Name and Year of Birth	the Portfolio	Service	During Past Five Years

Duncan W. Richardson 1957	President of the Trust and Vice President of the Portfolio	Since 2011(2)	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Judith A. Saryan 1954	President of the Portfolio	Since 2011(3)	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President of the Trust	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

Eaton Vance
Global Dividend Income Fund

October 31, 2011

Management and Organization — continued

Position(s)
with the
	Trust and	Length of	Principal Occupation(s)
Name and Year of Birth	the Portfolio	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Of the Trust since 2004 and of the Portfolio since 2006	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).
(2)	Prior to 2011, Mr. Richardson was Vice President of the Trust since 2001 and President of the Portfolio since 2006.
(3)	Prior to 2011, Ms. Saryan was Vice President of the Portfolio since 2006.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Global Dividend Income Fund

October 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Investment Adviser of Global Dividend Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Global Dividend Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2634-12/11	DIVISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2010 and October 31, 2011 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/10	10/31/11

Audit Fees	$22,100	$22,320

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$11,280	$11,390

All Other Fees(3)	$900	$900

Total	$34,280	$34,610

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2010 and October 31, 2011; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/10	10/31/11

Registrant	$12,180	$12,290

Eaton Vance(1)	$278,901	$226,431

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Global Dividend Income Portfolio

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	December 20, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 20, 2011

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	December 20, 2011